Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Intangible assets with indefinite lives:
Trademark	245	230
Intangible assets with finite lives:
Trademark	8,760	16,221
Courseware	124	1,214
Student base	12,824	12,059
Favorable lease	703	660
License	415	415
Copyright	—	2,250
Distribution channel	—	16,737

	23,071	49,786

Less: accumulated amortization	(19,972)	(25,555)
Exchange differences	(299)	948

	2,800	25,179